CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 20,017	$ 18,021	$ 77,509
Securities available for sale
Unrealized gain (loss) arising during period	(540)	5,095	(4,698)
Change in unrealized losses for which a portion of other than temporary impairment has been recognized in earnings	0	398	270
Reclassification adjustment for other than temporary impairment included in earnings	0	9	26
Reclassification adjustments for gains included in earnings	(75)	(329)	(7)
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale	(615)	5,173	(4,409)
Income tax expense (benefit)	(215)	1,811	(1,544)
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale, net of tax	(400)	3,362	(2,865)
Derivative instruments
Unrealized loss arising during period	0	0	(37)
Reclassification adjustment for expense recognized in earnings	0	0	208
Reclassification adjustment for accretion on settled derivatives	0	380	189
Unrealized gains recognized in other comprehensive income (loss) on derivative instruments	0	380	360
Income tax expense (benefit)	0	133	(1,318)
Unrealized gains recognized in other comprehensive income (loss) on derivative instruments, net of tax	0	247	1,678
Other comprehensive income (loss)	(400)	3,609	(1,187)
Comprehensive income	$ 19,617	$ 21,630	$ 76,322